Equity Method Investments	12 Months Ended
Dec. 31, 2015
Variable Interest Entities And Equity Investments [Abstract]
Variable Interest Entities And Equity Method Investments
Equity Method Investments
Certain investments of CPG are accounted for under the equity method of accounting. These investments are recorded within "Unconsolidated Affiliates" on CPG's Consolidated Balance Sheets and CPG's portion of the results is reflected in "Equity Earnings in Unconsolidated Affiliates" on CPG's Statements of Consolidated and Combined Operations. In the normal course of business, CPG engages in various transactions with these unconsolidated affiliates. During the year ended December 31, 2015, CPG had billed approximately $13.1 million for services and other costs to Millennium Pipeline. These investments are integral to CPG's business. Contributions are made to these equity investees to fund CPG's share of projects.

The following is a list of CPG's equity method investments at December 31, 2015:

Investee	Type of Investment	% of Voting Power or Interest Held
Hardy Storage Company, LLC	LLC Membership	50.0%
Pennant Midstream, LLC	LLC Membership	47.5%
Millennium Pipeline Company, L.L.C.	LLC Membership	47.5%

As the Millennium Pipeline, Hardy Storage and Pennant investments are considered, in aggregate, material to CPG's business, the following table contains condensed summary financial data.

Year Ended December 31, (in millions)	2015	2014	2013
			Predecessor
Millennium Pipeline
Statement of Income Data:
Net Revenues	$206.3	$190.5	$157.8
Operating Income	136.1	128.8	101.3
Net Income	98.0	89.6	63.0
Balance Sheet Data:
Current Assets	35.7	32.1	38.3
Noncurrent Assets	987.1	1,016.3	1,033.8
Current Liabilities	44.4	42.6	58.8
Noncurrent Liabilities	535.8	568.3	599.7
Total Members’ Equity	442.6	437.5	413.6
Contribution/Distribution Data:(1)
Contributions to Millennium Pipeline	1.4	2.6	16.6
Distribution of earnings from Millennium Pipeline	47.5	35.6	29.0
Hardy Storage
Statement of Income Data:
Net Revenues	$23.4	$23.6	$24.4
Operating Income	15.3	16.1	16.5
Net Income	10.3	10.6	10.6
Balance Sheet Data:
Current Assets	12.1	12.0	12.5
Noncurrent Assets	155.5	157.4	160.2
Current Liabilities	19.3	17.1	18.3
Noncurrent Liabilities	68.5	77.4	85.7
Total Members’ Equity	79.8	74.9	68.7
Contribution/Distribution Data:(1)
Contributions to Hardy Storage	—	—	—
Distribution of earnings from Hardy Storage	2.6	2.2	3.1
Pennant
Statement of Income Data:
Net Revenues	$34.6	$8.5	$2.0
Operating Income (Loss)	17.8	(2.4)	1.3
Net Income (Loss)	17.8	(2.4)	1.3
Balance Sheet Data:
Current Assets	11.0	23.7	34.1
Noncurrent Assets	389.6	380.0	231.9
Current Liabilities	8.4	8.6	11.4
Total Members’ Equity	392.2	395.1	254.6
Contribution/Distribution Data:(1)
Contributions to Pennant	—	66.6	108.9
Distribution of earnings from Pennant	7.1	—	—
Return of capital from Pennant	16.0	—	—

(1)Contribution and distribution data represents CPG's portion based on CPG's ownership percentage of each investment.